AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

December 31, 2021 (unaudited)

Expiration Date		Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 99.6%
Options on Equity Indices - 99.6%
S&P 500 Index	March 2022	$2,582.66	60	$15,495,960	$13,085,251
S&P 500 Mini Index	March 2022	258.27	2	51,654	43,617
Total Options Purchased - Calls (Cost $11,218,992)				15,547,614	13,128,868

OPTION PURCHASED - PUTS(b) - 10.1%
Options on Equity Indices - 10.1%
S&P 500 Index	March 2022	3,973.33	30	11,919,990	88,014
S&P 500 Index	March 2022	5,165.33	30	15,495,990	1,239,970
S&P 500 Mini Index	March 2022	397.33	1	39,733	293
S&P 500 Mini Index	March 2022	516.53	1	51,653	4,133
Total Options Purchased - Puts (Cost $4,640,103)				27,507,366	1,332,410

Total Investments – 109.7% (Cost $15,859,095)					14,461,278
Other assets less liabilities – (9.7)%					(1,277,266)
Net Assets – 100.0%					$13,184,012

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

December 31, 2021 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF DECEMBER 31, 2021

CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	30	$4,489.86	March 2022	$187,369	$13,469,580	$(1,057,866)
S&P 500 Index	30	5,165.33	March 2022	24,680	15,495,990	(37,925)
S&P 500 Mini Index	1	448.99	March 2022	1,303	44,899	(3,526)
S&P 500 Mini Index	1	516.53	March 2022	33	51,653	(126)
				$213,385	$29,062,122	$(1,099,443)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	60	$2,582.66	March 2022	$108,129	$15,495,960	$(25,047)
S&P 500 Index	30	3,576.00	March 2022	227,555	10,728,000	(45,614)
S&P 500 Mini Index	2	258.27	March 2022	240	51,654	(84)
S&P 500 Mini Index	1	357.60	March 2022	646	35,760	(152)
				$336,570	$26,311,374	$(70,897)
TOTAL OPTIONS WRITTEN				$549,955	$55,373,496	$(1,170,340)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

December 31, 2021 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board of Trustees (the “Board”) from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

December 31, 2021 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of December 31, 2021:

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$13,128,868	$–	$13,128,868
Option Purchased - Puts	–	1,332,410	–	1,332,410
Total Assets	$–	$14,461,278	$–	$14,461,278
Liabilities
Call Options Written	$–	$(1,099,443)	$–	$(1,099,443)
Put Options Written	–	(70,897)	–	(70,897)
Total Liabilities	$–	$(1,170,340)	$–	$(1,170,340)